Annual Fund Operating Expenses - Invesco PureBeta MSCI USA Small Cap ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.06%
Other Expenses	none
Total Annual Fund Operating Expenses	0.06%